Companies and Business Acquired and Divested - Additional Information (Detail) - EUR (€)	4 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Mar. 13, 2018	Feb. 20, 2018
Disclosure of companies and business acquired and divested [line items]
Goodwill recognized	€ 202,000,000	€ 202,000,000
Revenues acquired business contributed	12,000,000
Net profit from acquired business	€ 0
Consolidated revenues as if combination occurred at beginning of period		22,000,000
Consolidated net profit as if combination occurred at beginning of period		0
Other operating expenses [member]
Disclosure of companies and business acquired and divested [line items]
Acquisition costs		€ 1,000,000
Payvision Holding BV [member]
Disclosure of companies and business acquired and divested [line items]
Percentage of acquisition	75.00%	75.00%	75.00%
Total purchase consideration	€ 260,000,000	€ 260,000,000	€ 260,000,000
Share purchase agreement possible acquisition percent of shares		25.00%
Share purchase agreement possible put option exercisable window period		3 years
Share purchase agreement maximum fair value of business possible for put option exercisable at stated exercise price	€ 210,000,000	€ 210,000,000
Share purchase agreement stated exercise price under maximum fair value of business possible for put option exercisable at stated exercise price	€ 1	€ 1
Share purchase agreement possible call option exercisable window period		5 years
Put option, exercisable by the non-controlling interest shareholders	€ 87,000,000	€ 87,000,000
Contingent consideration	22,000,000	22,000,000
Goodwill recognized	188,000,000	188,000,000
Payvision Holding BV [member] | 6 Months After Completion of Acquisition [Member]
Disclosure of companies and business acquired and divested [line items]
Contingent Consideration	7,000,000	7,000,000
Payvision Holding BV [member] | 6 Months After Achieving Milestone 1 [Member]
Disclosure of companies and business acquired and divested [line items]
Contingent Consideration	7,000,000	7,000,000
Payvision Holding BV [member] | 3 Months After Achieving Milestone 2 [Member]
Disclosure of companies and business acquired and divested [line items]
Contingent Consideration	11,000,000	11,000,000
Payvision Holding BV [member] | Minimum [member]
Disclosure of companies and business acquired and divested [line items]
Contingent Consideration	0	0
Payvision Holding BV [member] | Maximum [member]
Disclosure of companies and business acquired and divested [line items]
Contingent Consideration	€ 25,000,000	€ 25,000,000
Makelaarsland B.V [Member]
Disclosure of companies and business acquired and divested [line items]
Percentage of acquisition	90.00%	90.00%		90.00%
Total purchase consideration				€ 14,000,000
Goodwill recognized				€ 14,000,000